SCHEDULE OF INCOME TAX EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Loss before income tax credit	$ (12,017,219)	$ (11,909,252)	$ (7,163,123)
Tax at the Australian tax rate of 25% (2023: 25% and 2022: 25%)	(3,004,305)	(2,977,313)	(1,790,781)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	31,044	31,375	109,377
Non-deductible R&D expense subject to R&D tax incentive	1,056,910	919,785	1,116,714
Impairment of goodwill	333,000	461,250
Other assessable items	10,687
Income tax expenses before unrecognized tax losses	(1,572,664)	(1,564,903)	(564,690)
Difference in overseas tax rates	(1,873)	53,673	(79,604)
Over provision in prior years	(124,775)	(454,928)	(348,607)
Temporary differences not recognized	(440,162)	29,979	(301,694)
Research and development tax credit	(496,813)	(404,016)	(599,388)
Tax losses not recognized	2,655,894	2,543,441	1,861,858
Utilization of tax losses not previously recognized	(19,607)	(361,575)
Income tax credit		$ (158,329)	$ (32,125)